                       As filed with the Securities and
                   Exchange Commission on January 19, 1996


                                              1933 Act Registration No. 33-1613
                                                  1940 Act File No.    811-4475

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   / X /
         Pre-Effective Amendment No.                                      /   /
         Post-Effective Amendment No. 12                                  / X /

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           / X /

         Amendment No. 13                                                 / X /



                     CARDINAL GOVERNMENT OBLIGATIONS FUND
                (Formerly, Cardinal Government Guaranteed Fund)
                -----------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

               155 East Broad Street, Columbus, Ohio      43215
               ------------------------------------------------
             (Address of Principal Executive Offices)  (Zip Code)

     Registrant's Telephone Number, including Area Code    (614) 464-5511
                                                           --------------
         Frank W. Siegel, 155 East Broad Street, Columbus, Ohio 43215
         ------------------------------------------------------------
                   (Name and Address of Agent for Service)

Copy to:  Charles H. Hire, Esq.
          Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:  Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)


       __X__ immediately upon filing pursuant to paragraph (b)
       _____  on (date), pursuant to paragraph (b)
       _____  60 days after filing pursuant to paragraph (a)(1)
       _____  on (date) pursuant to paragraph (a)(1)
       _____  75 days after filing pursuant to paragraph (a)(2)
       _____  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                        CALCULATION OF FEE*

------------------------------------------------------------------------------------------------------------------------------
                                                         Proposed             Proposed
      Title of                                           Maximum              Maximum
     Securities                                          Offering            Aggregate             Amount of
       Being                     Amount Being           Price Per            Offering            Registration
     Registered                   Registered             Unit**              Price***                 Fee
------------------------------------------------------------------------------------------------------------------------------
     Shares of
     Beneficial Interest
     in Cardinal
     Government
     Obligations Fund            3,668,335                $8.62               $290,000                $100

*     The Registrant has also registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940.  On November 21, 1995, the Registrant filed its Rule 24f-2
      Notice with respect to the fiscal year ended September 30, 1995.

**    Based on the offering price per share on January 15, 1996.

***   Calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.  During the fiscal year ended September 30,
      1995, the total amount of securities redeemed was $34,766,465; of the redeemed amount, $3,435,415 were used for reduction pursuant to Rule 24f-2(c) under said Act in the current fiscal year and $31,331,050 are being used for reduction in this
      Amendment under Rule 24e-2.

                                CARDINAL GOVERNMENT OBLIGATIONS FUND

                               Cross Reference Sheet Required By Rule
                               481(a) under the Securities Act of 1933

         Part A of Form N-1A Item No.              Caption(s) in Prospectus
         ----------------------------              ------------------------

1.(a)(i).....................................      Cover Page
     (ii) ...................................      Cover Page
     (iii)...................................      Cover Page
     (iv) ...................................      Cover Page
     (v)  ...................................      Cover Page
     (vi) ...................................      *
     (vii)...................................      *
  (b) .......................................      *
2.(a)(i).....................................      "Fee Table"
     (ii)....................................      *
  (b) .......................................      "Prospectus Highlights"
  (c) .......................................      "Prospectus Highlights"
3.(a)........................................      "Financial Highlights"
  (b)........................................      "Financial Highlights"
  (c)........................................      "Financial Highlights"
  (d)........................................      "Financial Highlights"
4.(a)(i)(A)..................................      "What Is The Fund?"
     (i)(B)..................................      "What Is The Fund?"
        (ii) ................................      "What Are The Investment Objective And Policies Of The Fund?"
     (ii)(A).................................      *
     (ii)(B)(1)..............................      "What Are The Investment Objective And Policies Of The Fund?"
     (ii)(B)(2)..............................      *
     (ii)(C).................................      *
     (ii)(D).................................      *
  (b)(i).....................................      *
     (ii) ...................................      *
  (c)........................................      "What Are The Investment Objective and Policies Of The Fund?"
5.(a)........................................      "Who Manages My Investment In The Fund?"
  (b)(i).....................................      "Who Manages My Investment In The Fund?"
  (b)(ii)....................................      "Who Manages My Investment In The Fund?"
  (b)(iii)...................................      "Who Manages My Investment In The Fund?"
  (c)........................................      "Who Manages My Investment In The Fund?"
  (d)........................................      "Who Manages My Investment In The Fund?"
  (e)........................................      "Who Manages My Investment In The Fund?"
  (f)........................................      "Financial Highlights"
------------------

         *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

         Part A of Form N-1A Item No.              Caption(s) in Prospectus
         ----------------------------              ------------------------

  (g)(i)(A)...............................        *
  (g)(i)(B)...............................        "What Are The Investment Objective And Policies Of The Fund?"
  (g)(i)(C)...............................        *
  (g)(ii).................................        *
5A.(a)....................................        *
5A.(b)....................................        *
5A.(c)....................................        *
6.(a).....................................        "What Are My Rights As A Shareholder?"
  (b) ....................................        *
  (c) ....................................        *
  (d) ....................................        *
  (e) ....................................        "Who Provides Shareholder Reports?"
  (f) ....................................        "What Distributions Will I Receive?"
  (g) ....................................        "Does The Fund Pay Federal Income Tax?"; "What About My Taxes?"
7.(a).....................................        "How Do I Purchase Shares Of The Fund? -- General"
  (b).....................................        "How Do I Purchase Shares Of The Fund? -- Public Offering Price";
                                                  "How Is Net Asset Value Calculated?"
  (c).....................................        "May My Tax Sheltered Retirement Plan Invest In The Fund?";
                                                  "How May I Qualify For Quantity Discounts?"; "What Other Shareholder
                                                  Programs Are Provided?"; "How May I Redeem My Shares?"; "Are There Any
                                                  Special Purchase Programs For Certain Retirement Plans?"
  (d).....................................        "How Do I Purchase Shares Of The Fund? -- General"
  (e).....................................        *
  (f).....................................        *
8.(a).....................................        "How May I Redeem My Shares?"
  (b) ....................................        "How May I Redeem My Shares?"
  (c) ....................................        *
  (d) ....................................        "How May I Redeem My Shares?"
9.  ......................................        *
__________________

         *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

PROSPECTUS____________________________________________________________________

                                    [LOGO]

                      CARDINAL GOVERNMENT OBLIGATIONS FUND

Cardinal Government Obligations Fund (the "Fund") is a diversified, open-end, management investment company. The investment objective of the Fund is to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment. There can be no assurance that the Fund's objective will be achieved.


The Fund has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of December 1, 1995 (the "Plan"), with The Cardinal Group, an Ohio business trust (the "Group"). Pursuant to the Plan, Cardinal Government Obligations Fund, a series of the Group (the "Acquiring Fund"), would acquire all of the assets of the Fund in exchange for the assumption of all of the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the "Reorganization"). The Fund would then be liquidated, and the shares of the Acquiring Fund would be distributed to Fund shareholders.

The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Fund at the Annual Shareholders Meeting currently expected to be held in March, 1996. If the shareholders approve the Reorganization, it is expected that the Reorganization would be effected on or about March 31, 1996; however, the Reorganization may be effected on such earlier or later date as the Group and the Fund may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------


          FOR FURTHER INFORMATION REGARDING THE FUND OR FOR ASSISTANCE
IN OPENING AN ACCOUNT OR REDEEMING SHARES, PLEASE CALL (800) 282-9446 TOLL FREE.
            INQUIRIES MAY ALSO BE MADE BY MAIL ADDRESSED TO THE FUND
                            AT ITS PRINCIPAL OFFICE:
                             155 EAST BROAD STREET
                              COLUMBUS, OHIO 43215

--------------------------------------------------------------------------------


This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing in the Fund. This Prospectus should be retained for future reference. A Statement of Additional Information respecting the Fund dated January 19, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Fund at the above address or by calling the phone number provided above.

     Investors should read and retain this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                           (The Ohio Company LOGO)

                The date of this Prospectus is January 19, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY FEATURES
--------------------------------------------------------------------------------


HIGH CURRENT YIELDS............    The Fund seeks the highest available current income
                                   attainable from government securities, consistent with
                                   its policy of protecting principal.
MONTHLY DISTRIBUTIONS..........    Monthly distributions are automatically reinvested in
                                   additional shares of the Fund without charge or may be
                                   received in cash. (See pages 4 and 14.)
LOW INITIAL INVESTMENT.........    An investor can acquire shares of a high quality
                                   portfolio of government securities with a smaller
                                   investment than would be needed to purchase a similar
                                   portfolio directly. (See page 11.)
PROFESSIONAL MANAGERS..........    The Fund's portfolio is fully managed by professional
                                   portfolio managers. (See page 17.)
FLEXIBILITY....................    You may switch once each calendar quarter from one mutual
                                   fund to another within the Cardinal Group of Funds as
                                   your personal circumstances or market conditions dictate.
                                   (See page 18.)
ACH PROCESSING.................    Investors may use Automated Clearing House ("ACH")
                                   processing for subsequent purchases of shares,
                                   redemptions, and/or distributions paid. (See page 18.)

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------


SHARES OFFERED.................    Shares of beneficial interest of the Fund (the "Shares")
                                   are of one class equal to all other shares and are
                                   without par value. (See page 19.)
OFFERING PRICE AND
  SALES CHARGE.................    The public offering price is equal to net asset value per
                                   share plus a sales charge equal to 4.50% of the public
                                   offering price (4.71% of net amount invested), reduced on
                                   investments of
                                   $100,000 or more (see pages 11 and 12) and waived if
                                   purchasers are Qualifying Plans for whom The Ohio Company
                                   serves as a trustee or investment adviser. (See page 14.)
MINIMUM PURCHASE...............    $1,000 minimum initial investment and $50 minimum subse-
                                   quent investments. (See page 11.)
TYPE OF COMPANY................    Diversified, open-end, management investment company,
                                   commonly known as a mutual fund. Organized as an Ohio
                                   business trust on November 15, 1985. (See page 7.)
INVESTMENT OBJECTIVE...........    To maximize safety of capital and, consistent with such
                                   objective, earn the highest available current income
                                   obtainable from government securities. (See page 7.)
INVESTMENT POLICIES............    The Fund invests in obligations issued or guaranteed by
                                   the U.S. Government and repurchase agreements secured by
                                   securities of the U.S. Government. Under present market
                                   conditions, the Fund expects to invest a substantial
                                   amount of its portfolio in Ginnie Mae certificates. These
                                   investments entail certain risks. (See pages 7 through
                                   11.)
RISK FACTORS AND SPECIAL           An investment in a mutual fund such as the Fund involves
  CONSIDERATIONS...............    a certain amount of risk and may not be suitable for all
                                   investors. Some investment policies of the Fund may
                                   entail certain risks. (See "WHAT ARE THE INVESTMENT
                                   OBJECTIVE AND POLICIES OF THE FUND?" on pages 7 through
                                   11.)
INVESTMENT ADVISER.............    The Fund has entered into an Investment Advisory and
                                   Management Agreement with Cardinal Management Corp., a
                                   wholly-owned subsidiary of The Ohio Company (the "Ad-
                                   viser"). The Adviser currently provides investment
                                   advisory services for Cardinal Government Securities
                                   Trust, Cardinal Tax Exempt Money Trust, Cardinal Balanced
                                   Fund and Cardinal Aggressive Growth Fund. (See page 17.)
MANAGEMENT FEE.................    The annual rate is .5% of the average daily net assets of
                                   the Fund. (See page 17.)
DISTRIBUTIONS..................    Dividends are declared daily and distributions are
                                   generally made monthly as the Fund shall determine.
                                   Long-term capital gains, if any, are distributed
                                   annually. (See page 14.)
REDEMPTION.....................    At net asset value per share, without charge, except that
                                   broker-dealers may charge a service fee for assisting in
                                   a redemption. (See page 14.)
TRANSFER AGENT.................    Cardinal Management Corp. (See page 17.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

     SHAREHOLDER TRANSACTION EXPENSES
               Maximum Sales Load Imposed on Purchases
                 (as a percentage of offering price)..........................           4.50%
               Maximum Sales Load Imposed on Reinvested Dividends
                 (as a percentage of offering price)..........................              0%
               Deferred Sales Load
                 (as a percentage of original purchase price or redemption
                proceeds, as applicable)......................................              0%
               Redemption Fees
                 (as a percentage of amount redeemed, if applicable)..........              0%
               Exchange Fee...................................................          $   0
     ANNUAL FUND OPERATING EXPENSES
       (as a percentage of average net assets)
               Management Fees................................................            .50%
               12b-1 Fees.....................................................            .00
               Other Expenses.................................................            .26
                                                                                       ------
               Total Fund Operating Expenses..................................            .76%
                                                                                       ======



                EXAMPLE                       1 YEAR        3 YEARS        5 YEARS        10 YEARS
----------------------------------------    ----------     ----------     ----------     ----------
You would pay the following expenses on
  a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the
end of each time period: ...............       $ 52           $ 68           $ 85           $135


The purpose of the above table is to assist a potential purchaser of the Fund's Shares in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE FUND?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights with respect to each of the nine fiscal years ended September 30, 1995, and the period from February 3, 1986, through September 30, 1986, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon together with certain financial statements, are contained in the Fund's Statement of Additional Information and which may be obtained by Shareholders and prospective investors.


FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                                                        PERIOD FROM
                                                                                                                        FEBRUARY 3,
                                                                                                                         1986 (DATE
                                                                                                                             OF
                                                                                                                        COMMENCEMENT
                                                                                                                             OF
                                                                                                                        OPERATIONS)
                                                                                                                          THROUGH
                                                   YEARS ENDED SEPTEMBER 30,                                             SEPTEMBER
                   --------------------------------------------------------------------------------------------------       30,
                     1995      1994       1993       1992       1991       1990        1989        1988        1987        1986*
                   --------  --------   --------   --------   --------   --------    --------    --------    --------   ------------
Net asset  value,
   Beginning of
   period.......   $   7.96  $   8.63   $   8.95   $   8.99   $   8.71   $   8.71    $   8.82    $   8.60    $   9.39     $   9.53
Income from
 investment operations:
   Net investment
    income......        .64       .66        .74        .80        .81        .84         .84         .86         .90          .59
   Net gains or
    losses on
    securities
    (both
    realized and
    unrealized)..       .22      (.68)      (.32)      (.04)       .28         --        (.11)        .22        (.80)        (.11)
                   --------  --------   --------   --------   --------   --------    --------    --------    --------     ---------
   Total from
    investment
    operations...       .86      (.02)       .42        .76       1.09        .84         .73        1.08         .10          .48
                   --------  --------   --------   --------   --------   --------    --------    --------    --------     ---------
Less Distributions:
   Dividends
    (from net
     investment
     income).....      (.64)     (.65)      (.74)      (.80)      (.81)      (.84)       (.84)       (.86)       (.89)        (.59)
   Distributions
    (from capital
    gains).......        --        --         --         --         --         --          --          --          --           --
   Returns of
    capital......        --        --         --         --         --         --          --          --          --         (.03)
                   --------  --------   --------   --------   --------   --------    --------    --------    --------     ---------
   Total
    Distributions      (.64)     (.65)      (.74)      (.80)      (.81)      (.84)       (.84)       (.86)       (.89)        (.62)
Net asset value,
 End of period...  $   8.18  $   7.96   $   8.63   $   8.95   $   8.99   $   8.71    $   8.71    $   8.82    $   8.60     $   9.39
                   ========  ========   ========   ========   ========   ========    ========    ========    ========     =========
Total Return***..     11.27%    (0.27%)     4.83%      8.87%     13.07%     10.03%       8.81%      12.94%        .82%      5.63%(a)
Ratios/Supplemental
 Data:
Net assets,
 End of period
 (000)  omitted..  $151,711  $169,529   $208,883   $172,139   $128,569   $114,890    $118,958    $146,745    $147,491     $129,629
Ratio of expenses
 to average net
 assets**.......       0.76%     0.75%      0.73%      0.76%      0.76%      0.76%       0.73%       0.74%       0.49%        0.87%
Ratio of net
 investment income
 to average net
 assets**........      7.93%     7.88%      8.32%      8.89%      9.20%      9.55%       9.73%       9.64%      10.03%        9.37%
Portfolio
 Turnover Rate...     36.71%    21.95%     24.94%     17.15%     34.81%     30.90%        .92%       5.76%      45.71%           0%

---------------
  *Fund operations commenced February 3, 1986. Through February 3, 1986, the only transaction of the Fund was its initial capitalization through the sale of 10,493 Shares for $100,000 to Cardinal Management Corp., the investment adviser to the Fund.

 **Percentages for less than twelve month periods are annualized.

***The total return figure does not reflect the imposition of the maximum front-end sales load.

(a) This total return figure reflects aggregate total return instead of average annual total return. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.



See notes to financial statements appearing in the Fund's Statement Of Additional Information.
                            ------------------------

Pursuant to a Revolving Credit Agreement between the Fund and The Fifth Third Bank dated April 10, 1992 (the "Loan Agreement"), the Fund may borrow money from The Fifth Third Bank for temporary purposes, such as to accommodate abnormally heavy redemption requests, and only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing. The table below sets forth certain information concerning the Loan Agreement.


                                               AVERAGE            AVERAGE NUMBER           AVERAGE
                     AMOUNT OF DEBT        AMOUNT OF DEBT        OF FUND'S SHARES         AMOUNT OF
   YEAR ENDED        OUTSTANDING AT          OUTSTANDING           OUTSTANDING         DEBT PER SHARE
 SEPTEMBER 30,        END OF PERIOD       DURING THE PERIOD     DURING THE PERIOD     DURING THE PERIOD
----------------    -----------------     -----------------     ------------------    -----------------
      1995                 $ 0                 $ 5,553              19,594,413           $ 0.0002834
      1994                 $ 0                 $16,422              22,745,526           $ 0.0007220
      1993                 $ 0                 $20,118              21,714,427           $ 0.0009265


From time to time the Fund advertises "yield," "average annual total return" and "cumulative return." SUCH YIELD FIGURES AND TOTAL RETURN FIGURES ARE BASED UPON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment over a one-month period assuming reinvestment at a constant rate of all income so generated is assumed to be generated for 12 consecutive one-month periods. The "yield" of the Fund assumes the deduction of the maximum applicable sales charge from the investment. If the sales charge were not deducted, the yield of the Fund would be higher.

The average annual total return figures advertised by the Fund refer to the return generated by an investment in the Fund over one- and five-year periods and the period during which the Fund has been in operation (which periods will be stated on the advertisement). The return over a period equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions earned by an investment in the Fund are reinvested. The return also assumes that the maximum applicable sales charge is deducted from the initial investment at the time of investment. The cumulative return advertised refers to the total return on a hypothetical investment over the relevant period and equates the amount of an initial investment in the Fund to the amount redeemable at the end of that period assuming that any dividends and distributions are immediately reinvested and the maximum sales charge is deducted from the initial investment at the time of investment. If the sales charge were not deducted, the average annual total return advertised would be higher.

In addition, from time to time the Fund may include in its sales literature and shareholder reports a quote of the current "distribution" rate for the Fund. A distribution rate is simply a measure of the level of dividends distributed for a specified period and is computed by dividing the total amount of dividends per share paid by the Fund during the past 12 months by a current maximum offering price. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. A distribution rate is, therefore, not intended to be a complete measure of performance. A distribution rate may sometimes be greater than yield since, for instance, it may include short-term and possibly long-term gains (which may be non-recurring), may not include the effect of amortization of bond premiums and does not reflect unrealized gains or losses.

Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, Consumer Reports, and U.S.A. Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

Further information about the performance of the Fund is contained in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at the telephone numbers set forth on the cover page of this Prospectus.

--------------------------------------------------------------------------------
WHAT IS THE FUND?
--------------------------------------------------------------------------------

The Fund was organized on November 15, 1985, as a business trust under the laws of the State of Ohio and is registered and operates as a diversified, open-end, management investment company as defined in the Investment Company Act of 1940 and as commonly known as a mutual fund. The Trustees of the Fund have divided its beneficial ownership into an unlimited number of transferable units called Shares, which will be offered and sold to the public through The Ohio Company, principal underwriter of the Fund's Shares. The proceeds from such sale, net of the applicable sales charge, will be invested by the Fund as set forth below.

The Fund is designed for individuals, corporations, fiduciaries, and institutions who wish to invest for current income in a diversified, professionally managed portfolio of securities issued by the U.S. Government and securities directly guaranteed by the full faith and credit of the U.S. Government -- without having to become involved in the detailed accounting and safekeeping procedures normally associated with direct investment in these securities.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND?
--------------------------------------------------------------------------------

The Fund's investment objective is to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of nonpayment.

The Fund's investment objective is a fundamental policy of the Fund, which means that it may be changed only with the approval of a majority of the Fund's Shares. A majority of the Fund's Shares means the favorable vote, at an annual or special meeting, of shareholders holding the lesser of (a) 67% or more of the Shares at such meeting, if holders of more than 50% of the outstanding Shares are represented in person or by proxy, and (b) more than 50% of the outstanding Shares. There can be no assurance that the investment objective can be met.

The value of the Fund's portfolio securities, and therefore the Fund's net asset value per share, may increase or decrease due to various factors, principally changes in prevailing interest rates. Generally, a rise in interest rates will result in a decrease in the Fund's net asset value per share, while a drop in interest rates will result in an increase in the Fund's net asset value per share.

Under normal market conditions, the Fund will invest substantially all, but in no event less than 65% of the value of its total assets, in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities"). The Fund may also invest, under normal market conditions, in the fixed income instruments described below and in repurchase agreements. It may also engage in the options transactions described below.

The Fund may, for daily cash management purposes, invest in high quality money market securities and in repurchase agreements. In addition, the Fund may invest, without limit, in any combination of U.S. Government Securities, money market securities and repurchase agreements when, in the opinion of the Adviser, it is determined that a temporary defensive position is warranted based upon current market conditions. The Fund may also invest in securities of other investment companies, as described more fully below.

The types of U.S. Government Securities invested in by the Fund will include obligations issued by or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes, bonds and certificates of indebtedness, and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, but not supported by such full faith and credit. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

Certain securities held by the Fund may have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-through certificates purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through certificates purchased at a discount. The Fund may purchase mortgage-related securities at a premium or at a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

Certain debt securities such as, but not limited to, mortgage backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund's weighted average portfolio maturity, the effective maturity of such securities will be used.

Under present market conditions, the Fund expects to invest a substantial amount of its portfolio in Ginnie Mae certificates, which are mortgage-backed securities representing part ownership in a specific pool of mortgage loans insured by the Federal Housing Administration or Farmers Home Administration or guaranteed by the Veterans Administration. Should market or economic conditions warrant, this practice may be changed in the discretion of the Fund's Adviser. Ginnie Mae guarantees the timely payment of monthly installments of principal and interest on its certificates, when due, whether or not payments are received on the underlying mortgage loans, and the full faith and credit of the United States is pledged to the timely payment by Ginnie Mae of such principal and interest.

Although the mortgage loans in the pool underlying a Ginnie Mae certificate will have maturities of up to thirty years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the Ginnie Mae certificates and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the Ginnie Mae certificates and extending the period of time over which income at the lower rates is received. Accordingly, it is not possible to accurately predict the average life of a particular pool. Standard practice is to treat Ginnie Mae certificates as having effective maturities of twelve years. Reinvestment of principal payments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, Ginnie Mae certificates can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

The Fund may enter into repurchase agreements, which are transactions through which an investor (such as the Fund) purchases a security (known as the "underlying security") from a financial institution, such as a well-established securities dealer or a bank which is a member of the Federal Reserve System which the Fund's Adviser deems creditworthy under guidelines approved by the Fund's Board of Trustees. At the time of purchase, the bank or securities dealer agrees to repurchase the underlying securities at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its total assets would then be invested in such repurchase agreements. The Fund will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Fund's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The Fund's Adviser will be responsible for monitoring such requirements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered to be loans by the Fund.

The Fund may from time to time write covered call options on securities in its portfolio. The Fund will realize a premium when it writes an option. The Fund will write only covered call options, which means that in each instance the Fund will continue to own the underlying security for as long as it remains obligated as the writer of the option. The purchaser of the call option has the right to purchase the underlying security at the agreed upon price, even though that price may be less than the value of the security at the time the option is exercised. The Fund would then suffer a loss equal to the excess, if any, of the security's appreciation in value over the premium received for writing the option. To facilitate closing purchase transactions (described below), the Fund will ordinarily write only call options for which a secondary market exists on a national securities exchange or in the over-the-counter market.

In order to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the option's expiration), the Fund may engage in a closing purchase transaction. The Fund will incur a loss if the cost of the closing purchase transaction, plus transaction costs, exceeds the premium received upon writing the original option. To effect a closing purchase transaction, the Fund would purchase, prior to the exercise of an option that it has written, an option of the same series as that on which it desires to terminate its obligation. There can be no assurance that the Fund will be able to effect a closing purchase transaction at a time when it wishes to do so. When the Fund cannot effect a closing purchase transaction, it will not be able to sell the underlying security unless the option expires without exercise. Upon expiration of the option, the Fund would continue to bear market risk in that security. The obligation of the Fund to deliver securities upon the exercise of a covered call option which it has written terminates upon the effectuation of a closing purchase transaction.

The Fund may use covered call option strategies as a means of increasing the total return on the portfolio and also as a means of providing limited protection against decreases in market value. The Fund will engage in this activity, if at all, only to the extent permitted by the most stringent applicable state regulations governing the writing of covered call options in states where the Fund is selling its Shares. The aggregate value of securities underlying outstanding options will not exceed 25% of the net assets of the Fund.

The Fund may purchase put and call options on interest rate futures contracts which are traded on a United States exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. An interest rate futures contract provides for the future sale by one party and purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. The Fund may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates, and may purchase call options on interest rate futures contracts to hedge against a decline in interest rates. The Fund will write put or call options on interest rate futures contracts only as part of closing purchase transactions to terminate its option positions, and there is no guarantee that such closing transactions can be effected. There can be no assurance that there will be a correlation between price movements in the options on interest rate futures, on the one hand, and price movements in the Fund's portfolio securities which are the subject of the hedge, on the other hand. In addition, the Fund's purchase of put or call options will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate. The Fund will purchase put or call options on interest rate futures contracts only as a hedge against changes in the value of securities in the Fund's portfolio that may result from market conditions, and not for speculative purposes. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option. Options are considered to be derivatives. A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 5% of its total assets at any one time in premiums paid for call options and put options.

Although, except as set forth above, the Fund does not intend to engage in short-term trading of portfolio securities as a means of achieving its investment objective, it may sell portfolio securities without regard to the length of time they have been held whenever such sale will, in the Adviser's opinion, strengthen the Fund's position and contribute to its investment objective. Brokerage commissions are not normally charged on the purchase or sale of securities issued or guaranteed by the U.S. Government, but such transactions may involve costs in the form of spreads between bid and asked prices.

The Fund may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Fund intends to invest in money market mutual funds for purposes of short-term cash management. The Fund's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Fund's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments -- Securities of Other Investment Companies" in the Statement of Additional Information.

In addition to the Fund's investment objective, the Fund has established a number of other fundamental policies, changeable only with the approval of a majority of the Fund's Shares, all of which are described in the Fund's Statement Of Additional Information, including policies prohibiting (i) the investment of more than 10% of the value of the Fund's total assets in repurchase agreements maturing in more than seven days, (ii) borrowing money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 5% of the value of the Fund's total assets, (iii) mortgaging, pledging or otherwise encumbering any portfolio security except as may be necessary in connection with permissible borrowings, in which case the mortgaging, pledging or encumbering cannot exceed 5% of the Funds's assets, (iv) investing in covered call options where the aggregate value of the securities underlying the options exceeds 25% of the net assets of the Fund, and (v) investing more than 5% of the Fund's assets in premiums paid on put and call options. Except for the investment objective and the matters described as fundamental policies in the Statement Of Additional Information, all other practices of the Fund are not fundamental policies.

--------------------------------------------------------------------------------
HOW DO I PURCHASE SHARES OF THE FUND?
--------------------------------------------------------------------------------

GENERAL

The Fund's Shares may be purchased at the public offering price, described below, through The Ohio Company, principal distributor of the Fund's Shares, at its address and telephone number set forth on the cover page of this Prospectus, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company. A purchase will become effective upon receipt by The Ohio Company of an order and payment of the public offering price.

Subsequent purchases of Shares of the Fund may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

Certificates reflecting ownership of the Fund's Shares will not be issued unless specifically requested by the purchaser. In order to facilitate redemptions, it is expected that most shareholders will not elect to receive certificates.

The minimum initial investment is $1,000. Subsequent investments must be in amounts of at least $50.

Due to the high cost of maintaining accounts, the Fund reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions have reduced a shareholder's total investment to a net asset value below $500. A shareholder will be notified in writing that the value of the account is less than $500 and allowed 30 days to increase the account to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder. Shares of the Fund may be redeemed through a securities dealer, investment adviser, agent or other fiduciary which may charge a fee for its services in connection with the redemption. No redemption charge is imposed by the Fund or by The Ohio Company, the Fund's principal distributor.

PUBLIC OFFERING PRICE

The public offering price of Shares of the Fund is the net asset value per share next determined after receipt by The Ohio Company of an order and payment, plus a sales charge as follows:

                                                          SALES CHARGE
                                                              AS A                AS A PERCENTAGE
                                                           PERCENTAGE            OF OFFERING PRICE
                                                           OF THE NET      -----------------------------
                      AMOUNT OF                              AMOUNT           SALES           DEALER'S
                  SINGLE TRANSACTION                        INVESTED          CHARGE         CONCESSION
------------------------------------------------------    ------------     ------------     ------------
Less than $100,000....................................        4.71%            4.50%            4.00%
$100,000 but less than $250,000.......................        3.63             3.50             3.00
$250,000 but less than $500,000.......................        2.56             2.50             2.00
$500,000 but less than $1,000,000.....................        1.52             1.50             1.00
$1,000,000 or more....................................        0.50             0.50             0.40

(See "HOW IS NET ASSET VALUE CALCULATED?" for a description of the computation of net asset value per share.)

The above charges on investments of $100,000 or more are applicable to purchases made at one time by an individual, or an individual, his spouse and their children not of legal age, or a trustee, guardian or other like fiduciary of certain single trust estates or certain single fiduciary accounts.

No sales charge is imposed on purchases of Shares by officers, trustees, and employees of the Fund or by full-time employees of the Adviser or The Ohio Company, who have been such for at least 90 days or by qualified retirement plans for such persons.


From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Fund and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of Shares of the Fund. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its shareholders.


AUTOMATIC INVESTMENT PLAN

The Fund has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of the Fund on the periodic basis you select. Confirmation of your purchase of Fund Shares will be provided by the Fund. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST IN THE FUND?
--------------------------------------------------------------------------------

Shares of the Fund qualify for purchase in connection with the following tax sheltered retirement plans:

     -- Individual Retirement Account ("IRAs") plans

     -- Simplified Employee Pension Plans

     -- 403(b)(7) Custodial Plans sponsored by certain tax exempt employers

     -- Pension, profit-sharing and 401(k) plans qualifying under Section 401(a) of the Internal Revenue Code



--------------------------------------------------------------------------------
HOW MAY I QUALIFY FOR QUANTITY DISCOUNTS?
--------------------------------------------------------------------------------

LETTER OF INTENTION

If you (including your spouse and children not of legal age) intend to purchase $100,000 or more of Shares of the Fund and of any other fund of the Cardinal family of funds which is sold with a sales charge (collectively, the "Cardinal Load Funds"), during any 13-month period you may sign a letter of intention to that effect obtained from The Ohio Company and pay the reduced sales charge applicable to the total amount of shares to be so purchased. The 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. In addition, trustees, guardians or other like fiduciaries of single trust estates or certain single fiduciary accounts may take advantage of the quantity discounts pursuant to a letter of intention.

A letter of intention is not a binding obligation upon you to purchase the full amount indicated. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in your name) to secure payment of the highest sales charge applicable to the shares actually purchased. If the full amount indicated is not purchased, such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional shares of the applicable Cardinal Load Fund, are not subject to escrow. The escrowed shares will not be available for disposal by you until all purchases pursuant to the letter of intention have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that you purchase more than the dollar amount indicated on the Letter of Intention and qualify for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be, as you instruct, either delivered to you in cash or used to purchase additional shares of the Cardinal Load Fund designated by you subject to the rate of sales charge applicable to the actual amount of the aggregate purchases. This program, however, may be modified or eliminated at any time or from time to time by the Fund without notice.

CONCURRENT PURCHASES

For purposes of qualifying for a lower sales charge, you have the privilege of combining "concurrent purchases" of Shares of the Fund and of one or more of the other Cardinal Load Funds. For example, if you concurrently purchase Shares of the Fund at the total public offering price of $50,000 and shares of another Cardinal Load Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. "Concurrent purchases," as described above, shall include the combined purchases of you, your spouse and your children not of legal age. To receive the applicable public offering price pursuant to this privilege, you must, at the time of purchase, give The Ohio Company sufficient information to permit confirmation of qualification. This privilege, however, may be modified or eliminated at any time or from time to time by the Fund without notice thereof.

RIGHTS OF ACCUMULATION

After your initial purchase of Shares, you may also be eligible to pay a reduced sales charge for your subsequent purchases of Shares where the total public offering price of Shares then being purchased plus the then aggregate current net asset value of Shares of the Fund and of shares of any Cardinal Load Fund held in your account equals $100,000 or more. You would be able to purchase Shares at the public offering price applicable to the total of (a) the total public offering price of the Shares of the Fund then being purchased plus (b) the then current net asset value of Shares of the Fund and of shares of any other Cardinal Load Fund held in your account. For purposes of determining the aggregate current net asset value of shares held in your account, you may include shares then owned by your spouse and children not of legal age.

You may obtain additional information about the foregoing special purchase method from The Ohio Company. You are responsible for notifying The Ohio Company at the time of purchase when purchases may be accumulated to take advantage of the reduced sales charge. This program, however, may be modified or eliminated at any time or from time to time by the Fund without notice.

--------------------------------------------------------------------------------
ARE THERE ANY SPECIAL PURCHASE PROGRAMS FOR CERTAIN RETIREMENT PLANS?
--------------------------------------------------------------------------------

No sales charge is imposed on purchases of Shares of the Fund by trusts qualifying under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and by deferred compensation plans of state and local governments and tax-exempt organizations qualifying under Section 403(b) or Section 457 of the Code (collectively, "Qualifying Plans"), so long as The Ohio Company serves as either a trustee or investment adviser for the applicable Qualifying Plans.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

The net income of the Fund is declared daily as a dividend to Shareholders of the Fund at the close of business on the day of declaration, and such dividends are generally paid monthly. Dividends consisting of long-term capital gains normally will be distributed only once annually. Dividends and distributions will be paid only in additional Shares and not in cash; except, however, that for dividends and distributions of $10 or more, a shareholder may specifically request that such amounts be paid to him in cash. Dividends are expected to be distributed on a monthly basis.

Shareholders may elect to receive cash distributions by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.
--------------------------------------------------------------------------------
HOW MAY I REDEEM MY SHARES?
--------------------------------------------------------------------------------

Investors may redeem Shares of the Fund at the net asset value per share next determined following the receipt by the Fund's transfer agent, Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, of the following: (a) written or telephonic notice to redeem, as described more fully below, and (b) for Shares represented by certificates, either the share certificates, properly endorsed, or properly executed stock powers. See "HOW IS NET ASSET VALUE CALCULATED?", below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem and any share certificates or stock powers to Cardinal Management Corp. without charge. Other broker-dealers may assist a shareholder in redeeming his shares and may charge a fee for such services.

REDEMPTION BY MAIL

Shareholders may elect to redeem Shares of the Fund by submitting a written request therefor to Cardinal Management Corp., the Fund's Transfer Agent at 215 East Capital Street, Columbus, Ohio 43215. Cardinal Management Corp. will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. Cardinal Management Corp. reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE


Shareholders may elect to redeem Shares of the Fund by calling the Fund at the telephone number set forth on the front of this Prospectus. The Shareholder may direct that the redemption proceeds be mailed to the address of record or another address.


Neither the Fund nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Fund's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Fund will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also redeem their Shares by mail as described above.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

The Fund will make payment for redeemed Shares as promptly as practicable but in no event more than seven days after receipt by Cardinal Management Corp. of the foregoing notice and any share certificates and powers. The Fund reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Fund). The purchase of Fund Shares by wire transfer of federal funds would avoid any such delay.

The Fund may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

SYSTEMATIC WITHDRAWAL PLAN

If you are the owner of Shares of the Fund having a total value of $25,000 or more at the current offering price, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Fund's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The net asset value of the Fund is determined once daily as of 4:00 P.M., Columbus, Ohio time, on each business day the New York Stock Exchange is open for business and on any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) where there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected by changes in the value of its portfolio securities. The net asset value per share of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest accrued but not received) minus all liabilities (including estimated accrued expenses) by the total number of Shares then outstanding.

Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. The Fund uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

Determination of the net asset value may be suspended at times when (a) trading on the New York Stock Exchange is restricted or such Exchange is closed for other than customary weekend and holiday closings, (b) an emergency as determined by the Securities and Exchange Commission exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable, or (c) the Securities and Exchange Commission has by order permitted such suspension.

--------------------------------------------------------------------------------
DOES THE FUND PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

The Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Fund's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends 100% of the Fund's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends-received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends received deduction, if any, received by the Fund bear to its gross income.

Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

If the net asset value of a Share is reduced below the shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution is a return of invested principal, although taxable as described above.

Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Potential investors in the Fund are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

Cardinal Management Corp. will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE FUND?
--------------------------------------------------------------------------------

Pursuant to the laws of Ohio and the Fund's Declaration of Trust, the responsibility for the management of the Fund is vested in its Board of Trustees which, among other things, is empowered by the Fund's Declaration Of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

INVESTMENT ADVISER AND MANAGER

The Fund has entered into an Investment Advisory and Management Agreement ("Investment Advisory Agreement") with Cardinal Management Corp., an Ohio corporation (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, in which the Adviser has agreed to serve as the Fund's investment adviser and manager. In such capacity, and subject to the ultimate authority of the Fund's Board of Trustees, the Adviser has agreed regularly to provide the Fund with investment advice, including management of the Fund's portfolio securities, and overall management of the Fund's affairs. Since the Fund's inception, John R. Carle has been primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971.


The Adviser was organized in March, 1980, and currently provides investment advisory services to Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. The Adviser is a wholly-owned subsidiary of The Ohio Company, an Ohio corporation. The Ohio Company is an investment banking firm organized in 1925 and serves as the principal underwriter for each of the foregoing funds and as the investment adviser and principal underwriter for The Cardinal Fund Inc. The Ohio Company is a member of the New York and Chicago Stock Exchanges, other regional stock exchanges and the National Association of Securities Dealers, Inc.


As compensation for the investment advice and overall management, the Fund will pay the Adviser a monthly fee, accrued daily, based on an annual rate of .5% of the average daily net asset value of the Fund. The Adviser may, however, periodically waive all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The waiver of such fee will cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

ACCOUNTING SERVICES AND TRANSFER AGENT

The Fund has entered into an Accounting Services Agreement with the Adviser pursuant to which the Adviser has agreed to maintain and keep current the books, accounts, records, journals and other records of original entry relating to the business of the Fund and to calculate the Fund's net asset value on a daily basis. In consideration of such services, the Fund has agreed to pay the Adviser a fee monthly based on the average monthly net asset value of the Fund.

The Fund has also entered into an Administration Agreement with the Adviser pursuant to which the Adviser has agreed to act as the Fund's transfer agent and dividend disbursing agent. In consideration of such services the Fund has agreed to pay the Adviser an annual fee, paid monthly, equal to $21 per shareholder account, plus the Adviser's out-of-pocket expenses.

DISTRIBUTOR


The Fund has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Fund continuously will be offered on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee/director of both the Fund and The Ohio Company. Frank W. Siegel is an officer and trustee of the Fund and an officer of The Ohio Company. James M. Schrack II is an officer of both the Fund and The Ohio Company.


CUSTODIAN

The Fund has appointed The Fifth Third Bank ("Fifth Third") 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Fund's custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Fund.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Fund now offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Fund Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Shareholders of the Fund may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of the Fund for shares of:

        Cardinal Aggressive Growth Fund,
        an equity fund seeking appreciation of capital (upon the payment of the applicable sales charge);

        Cardinal Balanced Fund,
        a fund seeking current income and long-term growth of both capital and income (upon the payment of the applicable sales charge);

        The Cardinal Fund Inc.,
        an equity fund seeking long-term growth of capital and income (upon the payment of the applicable sales charge);

        Cardinal Government Securities Trust,
        a U.S. Government securities money market fund (without payment of any sales charge); or

        Cardinal Tax Exempt Money Trust,
        a tax-free money market fund (without payment of any sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, (i) exchanges by Qualifying Plans, for whom The Ohio Company serves as either a trustee or an investment adviser, of Fund Shares for shares of a Cardinal Load Fund may be completed without the payment of a sales charge, and (ii) exchanges of Fund Shares by all other shareholders for shares of a Cardinal Load Fund may be completed upon the payment of a sales charge equal to the difference, if any, between the sales charge payable upon purchase of shares of such Cardinal Load Fund and the sales charge previously paid on the Fund Shares to be exchanged.

The foregoing exchange privilege may be exercised only once in each calendar quarter and must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. Cardinal Management Corp., as transfer agent, will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of shares of the Fund by telephone. Neither the Fund nor any of its service providers will be liable for any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase. However, a shareholder may not include any sales charge on Shares of the Fund for purposes of calculating the gain or loss realized upon an exchange of those Shares within 90 days of their purchase.

The Fund may, at any time, modify or terminate the foregoing exchange privilege. The Fund, however, will give shareholders of the Fund 60 days' advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

Shares of the Fund, upon their issuance, are fully paid and nonassessable, are of one class equal to all other Shares and are without par value. Certificates representing Shares will not be issued unless specifically requested in writing upon subscription. Ownership records of Shares will be maintained by the Fund's transfer agent, Cardinal Management Corp.

Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory and Management Agreement with the Adviser and the Distributor's Contract with The Ohio Company, approval of the termination or reorganization of the Fund, approval of certain amendments to the Declaration Of Trust and certain other matters described in such Declaration. Under certain circumstances where Trustees have failed upon written request to give notice of a meeting to consider matters requiring a shareholder vote, shareholders holding at least 25% of the Fund's outstanding Shares may call and give notice of such a meeting and thereafter a shareholder meeting will be held to consider such matters.

--------------------------------------------------------------------------------
WHO PROVIDES SHAREHOLDER REPORTS?
--------------------------------------------------------------------------------

The Fund will provide shareholders monthly a summary statement describing any purchases and sales of Shares of the Fund and dividend and capital gain distributions.

Holders of Shares should direct all inquiries concerning such matters to Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                Investment Adviser and Manager
                                     Cardinal Management Corp.
                                     155 East Broad Street
                                     Columbus, Ohio 43215

                                Distributor
                                     The Ohio Company
                                     155 East Broad Street
                                     Columbus, Ohio 43215

                                Transfer Agent and Dividend Paying Agent
                                     Cardinal Management Corp.
                                     215 East Capital Street
                                     Columbus, Ohio 43215

                                Custodian
                                     The Fifth Third Bank
                                     38 Fountain Square Plaza
                                     Cincinnati, Ohio 45263

                                Legal Counsel
                                     Baker & Hostetler
                                     65 East State Street
                                     Columbus, Ohio 43215

                                Independent Auditors
                                     KPMG Peat Marwick LLP
                                     Two Nationwide Plaza
                                     Columbus, Ohio 43215

==================================================
              TABLE OF CONTENTS


                                        PAGE
                                        -----
Key Features............................    2
Prospectus Highlights...................    3
Fee Table...............................    4
Financial Highlights....................    5
What is the Fund?.......................    7
What Are the Investment Objective and
  Policies of the Fund?.................    7
How Do I Purchase Shares
  of the Fund?..........................   11
May My Tax Sheltered Retirement Plan
  Invest in the Fund?...................   12
How May I Qualify for Quantity
  Discounts?............................   13
Are There Any Special Purchase Programs
  for Certain Retirement Plans?.........   14
What Distributions Will I Receive?......   14
How May I Redeem My Shares?.............   14
How is Net Asset Value Calculated?......   15
Does the Fund Pay Federal Income Tax?...   16
What About My Taxes?....................   16
Who Manages My Investment in the
  Fund?.................................   17
What Other Shareholder Programs Are
  Provided?.............................   18
What Are My Rights as a Shareholder?....   19
Who Provides Shareholder Reports?.......   19


                            ------------------------

NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.


==================================================


==================================================

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                                January 19, 1996


                             (The Ohio Company LOGO)

                                    CARDINAL
                                   GOVERNMENT
                                  OBLIGATIONS
                                      FUND


                                     [LOGO]
                                CARDINAL FUNDS

==================================================

                      STATEMENT OF ADDITIONAL INFORMATION


                     CARDINAL GOVERNMENT OBLIGATIONS FUND

         Cardinal Government Obligations Fund, known as Cardinal Government Guaranteed Fund prior to February 1, 1991, (the "Fund") is a diversified, open-end, management investment company. The investment objective of the Fund is to maximize safety of capital and, consistent with such objective, earn the highest available current income obtainable from government securities. The current income earned from such government securities may not be as great as the current income earned on lower quality securities which have less liquidity and greater risk of non-payment.

                     _____________________________________


         For further information regarding the Fund or for assistance in opening an account or redeeming shares, please call
                           (800) 282-9446 toll free.


                 Inquiries may also be made by mail addressed
                     to the Fund at its principal office:

                             155 East Broad Street
                             Columbus, Ohio 43215

                    ________________________________________



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated January 19, 1996, which has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. The Prospectus is available upon request without charge from the Fund at the above address or by calling the phone number provided above.


                               JANUARY 19, 1996

                               TABLE OF CONTENTS
                               -----------------                                                          Page
                                                                                                          ----

INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-1

         Additional Information on Portfolio Instruments  . . . . . . . . . . . . . . . . . . . . . . .    B-1
         Investment Restrictions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-5
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-8

MANAGEMENT OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-8

         Compensation Table . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-11

PRINCIPAL SHAREHOLDERS OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-12

THE ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-12

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-13

ACCOUNTING SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-15

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-15

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-15

TAXES   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-16

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-19

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

LEGAL COUNSEL AND INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-21

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-23

                      STATEMENT OF ADDITIONAL INFORMATION


                      CARDINAL GOVERNMENT OBLIGATIONS FUND

         Cardinal Government Obligations Fund (the "Fund") is an open-end management investment company. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus of the Fund.


                       INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------
         The following policies supplement the investment objectives and policies of the Funds as set forth in their respective Prospectuses.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by shareholders.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Fund's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action.
Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Fund believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         OPTIONS. In order to maximize its total return, the Fund may from time to time engage in the writing of call options on a national securities exchange or in the over-the-counter market. A call option gives its holder the right to buy, and obliges the writer to sell, a specified underlying security at a stated exercise price at any time prior to the option's expiration date. The Fund will write only covered call options -- that is, the Fund will own the securities subject to option throughout the period of its obligation as option writer -- and will ordinarily write only options for which a secondary trading market exists. It will deposit the underlying security in escrow until the exercise or expiration of the option (or such time as the Fund enters into a closing purchase transaction).

         Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current market values of the underlying securities at the times the options are written. The Fund may engage in buy-and-write transactions, in which the Fund simultaneously purchases a security and writes a call option thereon. When a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as a buy-and-write. Buy-and-write transactions using in-the- money call options may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, the Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or advance moderately during the option period. In such a transaction, the Fund's gain will be limited to the premiums received from writing the option. Buy-and-write transactions using out- of-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the amount of such decline will be offset wholly or in part by the premium received and the Fund may or may not realize a loss.

         The writing of a covered call option will result in the payment of a premium to the Fund. If the value of the underlying security appreciates, it is likely that the option holder will exercise its option and call the security away from the Fund. The Fund would then suffer an economic loss equal to the excess, if any, of the underlying security's appreciation in value over the premium it received for writing the option.

         When the Fund writes covered call options on GNMA Certificates, the GNMA Certificates that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Fund will compensate by purchasing an appropriate additional amount of GNMA Certificates.

         The Fund may purchase put or call options on interest rate futures contracts solely for the purpose of hedging against changes in the value of its portfolio securities due to changes in interest rates.

         Options on interest rate futures contracts are similar to options on securities, except that an option on an interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (rather than to purchase securities) at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change is reflected in the net asset value of the Fund.

         The purchase of put options on interest rate futures contracts is analogous to the purchase of protective puts on debt securities so as to hedge a portfolio of debt securities against the risk of rising interest rates. The Fund may purchase put options on interest rate futures contracts if Adviser anticipates a rise in interest rates. Because of the inverse relationship between trends in interest rates and the values of debt securities, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on interest rate futures contracts at a time when Adviser expects interest rates to rise, the Fund would seek to realize a profit to offset the loss in value of its portfolio securities, without the need to sell such securities.

         The Fund may purchase call options on interest rate futures contracts if Adviser anticipates a decline in interest rates. Historically, unscheduled prepayments on mortgage-backed securities (such as GNMA Certificates) have increased in periods of declining interest rates, as mortgagors have sought to refinance at lower interest rates. As a result, were the Fund to purchase such securities at a premium prior to a period of declining interest rates, the subsequent prepayments at par would reduce the yield on such securities by magnifying the effect of the premium in relationship to the principal amount of securities, and might, under extreme circumstances, result in a loss to the Fund. This effect might not be offset by any appreciation in value in a debt security normally attributable to the interest rate decline. To protect itself against the possible erosion of principal on securities purchased at a premium, the Fund may purchase call options on interest rate futures. The option would increase in value as interest rates declined, thereby tending to offset any reductions of the yield on portfolio securities purchased at a premium resulting from the effect of prepayments on the amortization of such premiums.

         The Fund may sell put and call options on interest rate futures only as part of closing sales transactions to terminate its options positions. There is no guarantee that such closing transactions can be effected.

         In addition to the risks that apply to all options transactions, there are several special risks relating to options on interest rate futures contracts. The Fund's purchase of put or call options will be based upon predictions of interest rate trends and predictions of the prepayment experience of mortgage-backed securities, and such predictions may prove to be inaccurate. Even if such predictions are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

Investment Restrictions
-----------------------

         The Fund deems the matters listed in numbered paragraphs (1) through
(15) to be matters of fundamental policy and as such to be matters which the Fund will not change unless the changed policy is otherwise lawful and is approved by holders of the majority of the outstanding Shares of the Fund (defined as the vote, at an annual or special meeting of shareholders of the Fund, of the lesser of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund):

         The Fund may not:

         (1) Diversification. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         (2) Restricted or Illiquid Securities. (i) Purchase securities with legal or contractual restrictions on resale (restricted securities), (ii) purchase illiquid securities, (iii) purchase securities without readily available market quotations, or
                 (iv) invest more than 10%
                 of the value of its total assets in repurchase agreements maturing in more than seven days;

         (3) Real Estate. Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein);

         (4) Commodities. Purchase or sell commodities or commodity contracts;

         (5) Oil and Gas Programs. Purchase participation or other direct interests in oil, gas, or other mineral exploration or development programs;

         (6) Purchases on Margin. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

         (7) Loans. Make loans, although the Fund may enter into repurchase agreements;

         (8) Senior Securities and Borrowing. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements or dollar roll agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing and except as permitted pursuant to an exemption from the 1940 Act. The Fund will not purchase securities while its borrowings (including reverse repurchase agreements and dollar roll agreements) exceed 5% of its total assets;

         (9) Mortgaging. Mortgage, pledge, hypothecate or, in any other manner, transfer as security for indebtedness any security owned by a Fund, except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging or hypothecating may not exceed 5% of a Fund's assets, valued at cost and except that the deposit of assets in escrow in connection with writing covered call options will not be deemed to be the mortgage, pledge, hypothecation or transfer of assets as security described above;

         (10) Underwriting. Underwrite securities issued by other persons, except: to the extent that a Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase of government securities directly from the issuer in accordance with the Fund's investment objective, program and restrictions;

         (11) Portfolio Securities by Officers and Directors. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and trustees of the Fund, and of its investment adviser, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

         (12) Puts, Calls, Etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except as follows: (a) the Fund may write covered call options and enter into closing purchase transactions with respect to such options so long as the securities underlying outstanding options will not at any one time exceed 25% of the assets of the Fund, and (b) the Fund may purchase options in interest rate futures contracts so long as not more than 5% of the Fund's assets are at any one time invested in the premiums paid for such options;

         (13) Concentration of Investments. Concentrate more than 25% of the value of the assets of the Fund in investments in any particular industry;

         (14)    Short Sales.  Engage in any short sales; or

         (15) Classification. Change its classification as a "management company" under Section 4 of the Investment Company Act of 1940 or change its subclassifications as an "open-end company" or as a "diversified company" under Section 5 of the Investment Company Act of 1940.

        The following additional investment restriction may be changed without the majority vote of the outstanding Shares of the Fund.
        The Fund may not:

         (1)     Purchase the securities of other investment companies, except
                 (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom.

         The Fund has represented to the California Department of Corporations that, in order to comply with applicable regulations, it will acquire or retain securities of other open-end management investment companies if such investments are made in open-end management investment companies sold with no sales commission and the Fund's investment adviser waives its management fee with respect to such investments. The Fund intends to comply with this undertaking for so long as the Fund has its shares registered for sale in the State of California or such representation is required by the California Department of Corporations.

         The Fund has represented to the Ohio Division of Securities that it will (1) not invest its assets in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization, or acquisition; and (2) limit its investments to 15% of its total assets in securities of any issuer (a) which, together with any predecessors, have a record of less than three years continuous operation or (b) which are restricted as to disposition, including securities eligible for resale under Rule 144A of the Securities Act of 1933. The Fund intends to comply with these representations for so long as its Shares are registered for sale in the State of Ohio.



         If a percentage restriction or requirement set forth above is met at the time of investment, a later failure to comply with the restriction or requirement resulting from a change in the value of securities held by the Fund will not be considered a violation of the policy.



Portfolio Turnover
------------------
         The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.



         The portfolio turnover rate for the Fund for the two fiscal years ended September 30, 1995, and 1994, were 36.71% and 21.95%, respectively. The portfolio turnover rate for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.


                             MANAGEMENT OF THE FUND

         The trustees and officers of the Fund, together with their addresses and principal business occupations and other affiliations during the last five years, are shown below. Each person named as a trustee also serves as a director or trustee of The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust and The Cardinal Group. Each trustee who is an "interested person" of the Fund, as that term is defined in the 1940 Act, is indicated by an asterisk.

    Name, Age and                           Position(s) Held                        Principal Occupation(s)
 Business Address                              with Fund                            during Past 5 Years
 ----------------                           ----------------                        -----------------------

 *H. Keith Allen                            Chairman and Trustee,             Chief Operating Officer,
 155 East Broad Street                      Member of Executive and           Secretary, Treasurer and a Director
 Columbus, Ohio 43215                       Nominating Committees             of The Ohio Company (investment
 Age: 54                                                                      banking); formerly Senior Executive
                                                                             Vice President of The Ohio Company.

 Gordon B. Carson                           Trustee, Member of                Principal, Whitfield Robert
 5413 Gardenbrook Drive                     Executive Committee               Associates (construction consulting
 Midland, Michigan 48642                                                      firm).
 Age: 84

 John B. Gerlach, Jr.                       Trustee, Member of Audit          Since 1994, President and a
 37 West Broad Street                       Committee                         Director of Lancaster Colony
 Columbus, Ohio 43215                                                         Corporation (diversified consumer
 Age: 41                                                                      products); prior thereto, Executive
                                                                              Vice President, Secretary and a
                                                                              Director of Lancaster Colony
                                                                              Corporation.

 Michael J. Knilans                         Trustee, Member of                From November, 1989 to
 1119 Kingsdale Terrace                     Executive Committee               August, 1995, Member of the Ohio
 Columbus, Ohio 43220                                                         Bureau of Workers' Compensation and
 Age: 68                                                                      Chairman from 1992 through August,
                                                                              1995.

 James I. Luck                              Trustee                           President, The Columbus
 1234 East Broad Street                                                       Foundation (philanthropic public
 Columbus, Ohio 43205                                                         foundation).
 Age: 50

 David L. Nelson                            Trustee, Member of                Chairman of the Board of
 18 James Lane                              Nominating and Audit              Directors of Herman Miller, Inc.
 Stamford, CT  06903                        Committees                        (furniture manufacturer); former
 Age: 65                                                                      Vice President, Customer Support,
                                                                              Americas Region, and Vice
                                                                              President, Customer Satisfaction,
                                                                              Industry Segment, of Asea Brown
                                                                              Boveri, Inc. (designer and
                                                                              manufacturer of process automation
                                                                              systems for basic industries).

 *C. A. Peterson                            Trustee                           Chartered Financial Analyst;
 150 E. Wilson Bridge Rd.                                                     former Senior Executive Vice
 Worthington, Ohio 43085                                                      President and Director of The Ohio
 Age: 69                                                                      Company (investment banking).



 Lawrence H. Rogers II                      Trustee                           Self-employed author; former
 4600 Drake Road                                                              Vice Chairman, Motor Sports
 Cincinnati, Ohio 45243                                                       Enterprises, Inc.
 Age: 74


 *Frank W. Siegel                           President and Trustee,            Chartered Financial Analyst
 155 East Broad Street                      Member of Executive and           and Senior Vice President, The Ohio
 Columbus, Ohio 43215                       Nominating Committees             Company (investment banking);
 Age: 43                                                                      former Vice President, Keystone
                                                                              Group (mutual fund management/
                                                                              administration); former Senior Vice
                                                                              President, Trust Advisory Group
                                                                              (mutual fund consulting).

 Joseph H. Stegmayer                        Trustee, Member of Audit          President and a Director of
 724 Hampton Roads Dr.                      and Nominating Committees         Clayton Homes, Inc. (manufactured
 Knoxville, TN 37922-4071                                                     homes); former Vice President,
 Age: 44                                                                      Treasurer, Chief Financial Officer
                                                                              and a Director of Worthington
                                                                              Industries, Inc. (specialty steel
                                                                              and plastics manufacturer).

 Karen J. Hipsher                           Secretary                         Executive Secretary of The
 155 East Broad Street                                                        Ohio Company (investment banking).
 Columbus, Ohio  43215

 James M. Schrack II                        Treasurer                         Vice President and Trust
 155 East Broad Street                                                        Officer of The Ohio Company
 Columbus, Ohio 43215                                                         (investment banking).

 Bruce E. McKibben                          Assistant                         Since April, 1991, Employee
 155 East Broad Street                      Treasurer                         of The Ohio Company (investment
 Columbus, Ohio 43215                                                         banking); prior thereto, student at
                                                                              The Ohio State University.




         As of January 11, 1996, all trustees and officers of the Fund as a group owned fewer than one percent of the Shares of the Fund then outstanding.

         Subject to the ultimate authority of the Board of Trustees of the Fund, the Executive Committee is responsible for the general management of the affairs of the Fund.

         Messrs. Allen and Siegel are Chairman, President and a director, and Vice President and a director, respectively, of Cardinal Management Corp., the Investment Adviser and Manager, transfer agent and provider of accounting services of and for the Fund. The compensation of trustees and officers of the Fund who are employed by The Ohio Company is paid by The Ohio Company.

Trustees' fees (currently $500 per meeting attended) plus expenses are paid by the Fund, except that Messrs. Allen and Siegel receive no fees from the Fund.

         The following table sets forth information regarding all compensation paid by the Fund to its Trustees for their services as trustees during the fiscal year ended September 30, 1995. The Fund has no pension or retirement plans.

COMPENSATION TABLE

   Name and Position                         Aggregate Compensation          Total Compensation From the
   With the Fund*                            From the Fund                   Fund and the Fund Complex**
   -----------------                         ---------------------           ---------------------------

   H. Keith Allen                            $0                              $0
   Chairman, Trustee and Member of
   Executive and
   Nominating Committees

   Gordon B. Carson                          $2,400                          $12,000
   Trustee and Member of Executive
   Committee

   John B. Gerlach                           $2,600                          $13,000
   Trustee and Member of Audit
   Committee

   Michael J. Knilans                        $2,400                          $12,000
   Trustee and Member of Executive
   Committee

   James I. Luck                             $2,400                          $12,000
   Trustee

   David L. Nelson                           $2,600                          $13,000
   Trustee and Member of Audit and
   Nominating Committees

   C.A. Peterson                             $2,400                          $12,000
   Trustee

   Lawrence H. Rogers, II                    $2,400                          $12,000
   Trustee

   Frank W. Siegel                           $0                              $0
   Trustee, President and Member of
   Nominating and Executive Committees

   Joseph H. Stegmayer                       $2,000                          $10,000
   Trustee and Member of Audit and
   Nominating Committees


--------------
         *During the fiscal year, John L. Schlater, a former officer of The Ohio Company and the Adviser, and John R. Carle, the portfolio manager of the Fund, each had served as trustees of the Fund but no longer do so as of the date hereof. Neither Mr. Schlater nor Mr. Carle received any compensation from the Fund or the Fund Complex.

         **For purposes of this Table, Fund Complex means one or more mutual funds, including the Fund, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.


                       PRINCIPAL SHAREHOLDERS OF THE FUND

         There were no persons known to the Fund to be the beneficial owners of more than 5% of the Fund's outstanding Shares as of January 11, 1996.



                                  THE ADVISER

         The Fund has entered into an Investment Advisory and Management Agreement (the "Investment Advisory Agreement") with Cardinal Management Corp., an Ohio corporation (the "Adviser"), 155 East Broad Street, Columbus, Ohio 43215, in which Adviser has agreed to serve as the Fund's investment adviser and manager. In such capacity, and subject to the ultimate authority of the Fund's Board of Trustees, the Adviser has agreed regularly to provide the Fund with investment advice, including management of the Fund's portfolio securities, and overall management of the Fund's affairs. The Adviser was organized in March, 1980, and currently provides investment advisory services to Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. The Adviser is a wholly-owned subsidiary of The Ohio Company, an Ohio corporation. The Ohio Company is an investment banking firm organized in 1925 and serves as the principal underwriter for each of the foregoing funds and as the investment adviser and principal underwriter for The Cardinal Fund Inc. The Ohio Company is a member of the New York Stock Exchange, Midwest Stock Exchange, other regional stock exchanges and the National Association of Securities Dealers.

         The Adviser will be responsible for the payment of clerical and shareholder service staff salary, office space and other office expenses, the compensation and expenses of any persons rendering any services to the Fund who are officers, directors, stockholders or employees of the Adviser or The Ohio Company, and any advertising and promotion expenses.

        As compensation for the investment advice and overall management, the Fund will pay the Adviser a monthly fee, accrued daily, based on an annual rate of .5% of the daily net asset value of the Fund. For the fiscal years ended September 30, 1995, 1994 and 1993, the Adviser earned $783,803, $947,139 and $972,887, respectively, under the Investment Advisory Agreement. In order to reduce the expenses of the Fund and to improve its total return to shareholders, the Adviser, at its option may waive some part or all of the fees to which it is entitled under its Investment Advisory Agreement with the Fund.


         The Adviser has agreed to reimburse the Fund (up to the amount of the fees received by the Adviser) for the aggregate expenses of the Fund during any fiscal year which exceed the limits prescribed by any state in which the shares of the Fund are registered for sale. Currently, the most stringent limitation provides that annual expenses of the Fund, including investment advisory and management fees but excluding interest, taxes, brokerage commissions and extraordinary expenses, shall not exceed two and one-half percent of the first thirty million dollars of the Fund's average net assets, two percent of the next seventy million dollars of the Fund's average net assets and one and one-half percent of the Fund's remaining average net assets.


                             PORTFOLIO TRANSACTIONS


         Pursuant to the Investment Advisory Agreement, the Adviser, subject to the policies established by the Board of Trustees of the Fund and in accordance with the Fund's investment restrictions and policies, is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which such portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions in the over-the-counter market are generally principal transactions with dealers.
With respect to the over-the-counter market, the Fund, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. For the last three fiscal years ended September 30, 1995, the Fund paid no brokerage commissions.


         In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Fund will not necessarily be paying the lowest commission or spread available.

         The Adviser may consider provision of research, statistical and other information to the Fund or the Adviser in the selection of qualified broker-dealers who effect portfolio transactions for the Fund so long as the Adviser's ability to obtain the best net results for portfolio transactions of the Fund is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage and research services provided.

         Investment decisions for the Fund are made independently from those for any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund.


         The Fund did not during the fiscal year ended September 30, 1995, hold securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies.

         Although the Fund does not intend to engage in short-term trading of portfolio securities as a means of achieving its investment objective, it may sell portfolio securities without regard to the length of time they have been held whenever such sale will in the Adviser's opinion strengthen the Fund's position and contribute to its investment objective. Such could be the case during periods of rapid fluctuations of interest rates in portfolio securities.



                              ACCOUNTING SERVICES

         The Fund has entered into an Accounting Services Agreement with the Adviser pursuant to which the Adviser has agreed to maintain and keep current the books, accounts, records, journals and other records of original entry relating to the business of the Fund and to calculate the Fund's net asset value on a daily basis. In consideration of such services, the Fund has agreed to pay monthly to the Adviser a fee based on the average monthly net asset value of the Fund. For the last three fiscal years ended September 30, 1995, the Adviser received $40,879, $44,111 and $43,375, respectively, for services to the Fund pursuant to such agreement.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The Fund has entered into an Administration Agreement with the Adviser pursuant to which the Adviser has agreed to act as the Fund's transfer agent, dividend disbursing agent and administrator of plans for the Fund. In consideration of such services, the Fund has agreed to pay the Adviser an annual fee paid monthly, equal to $21 per shareholder account plus the Adviser's out-of-pocket expenses. For the last three fiscal years ended September 30, 1995, the Adviser received $174,394, $211,560 and $209,799, respectively, for services to the Fund pursuant to such agreement.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Fund's Shares may be purchased at the public offering price through The Ohio Company, principal underwriter of the Fund's Shares, at its address and number set forth on the cover page of this Statement of Additional Information, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

         Based upon the value of the Fund's portfolio securities and other assets and the number of outstanding Shares as of the fiscal year end September 30, 1995, the net asset value and redemption price per share was $8.18. The total offering price per share was $8.57 per share (net asset value / .9550, assuming the then current maximum sales charge of 4.50% of the offering price). The total offering price is reduced on sales of $100,000 or more.


         The net asset value of the Fund is determined once daily as of 4:00 P.M., Columbus, Ohio time, (a) on each business day the New York Stock Exchange is open for business and on any other day there is sufficient trading in the Fund's portfolio securities that the Fund's net asset value per share might be materially affected by changes in the value of its portfolio securities. The net asset value per share of the Fund is computed by dividing the sum of the value of the Fund's portfolio securities plus any cash and other assets (including interest and dividends accrued but not received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.

         Portfolio securities for which over-the-counter quotations are readily available are valued at the bid price. The Fund uses one or more pricing services to provide such market quotations. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

         The Fund may suspend the determination of the net asset value, the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) an emergency exists as a result of which (i) disposal of portfolio securities owned by the Fund is not reasonably practical or (ii) it is not reasonably practical for the Fund to determine the fair value of its net assets, or (d) the Securities and Exchange Commission has by order permitted such suspension.


                                     TAXES

         The Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Fund's shareholders. In order to qualify as a regulated investment company, the Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, the Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.


         Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.


         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess capital loss may be carried forward to future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%.
Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess capital losses may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of interest or dividends.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Shareholders should consult their tax advisers to assess the general state and local tax consequences of investing in the Fund and, in particular, to determine whether dividends paid that represent interest derived from U.S. government securities is exempt from applicable state and local income taxes.


                            PERFORMANCE INFORMATION

         For the 30-day period ended September 30, 1995, the Fund's yield was 6.40%. Such yield is computed by dividing the net investment income per Share earned during that period by the maximum offering price per Share on the last day of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)6 - 1]
                                     -----
                                       cd


         Where: a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of Shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per Share on the last day of the period. Expenses accrued during the period include all recurring fees that are charged to all Shareholder accounts in proportion to the length of the base period and assuming the Fund's average account size. The yield computation assumes the then applicable maximum initial sales charge is deducted from the investment in the Fund.


         For the one-year and five-year periods ended September 30, 1995, and the period from the commencement of the Fund's operation (February 3, 1986) to September 30, 1995, the average annual total returns for the Fund were 6.20%, 6.46%, and 7.27%, respectively. For the one- and five-periods ended September 30, 1995, and the period from commencement of the Fund's operations (February 3, 1986) to September 30, 1995, the cumulative return figures for the Fund were 6.20%, 36.75% and 96.91%, respectively. Each quotation of average annual total return was computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in the Fund to the ending redeemable value, according to the following formula:

                                P(T + 1)n = ERV


         Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years over which total return is being calculated and ERV = ending redeemable value of the hypothetical $1,000 initial payment at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the then applicable maximum sales charge from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all Shareholder accounts assuming the Fund's average account size. Cumulative return is computed by using average annual return, as calculated above, for each year of the relevant period to determine the total return on a hypothetical initial investment of $1,000 over such period.


         In addition, as described in the Fund's Prospectus, from time to time the Fund may include in its sales literature and shareholder reports a quote of a current "distribution" rate. For the 12-month period ended September 30, 1995, the Fund's distribution rate was 7.24%. The current distribution rate is computed by dividing the total amount of dividends per share paid by the Fund during the past twelve months by a current maximum offering price. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such changed policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and net equalization credits and is calculated over a different period of time.


         Investors may also judge the performance of the Fund by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, Consumer Reports and U.S.A. Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

                                  DISTRIBUTOR

         The Ohio Company serves as the principal underwriter of Shares of the Fund. In such capacity, and pursuant to a Distributor's Contract with the Fund, shares of the Fund continuously are offered on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. Pursuant to the Distributor's Contract, expenses of printing prospectuses and other selling literature are borne by The Ohio Company.


         For the Fund's fiscal years ended September 30, 1995, 1994 and 1993, The Ohio Company was paid $147,536, $424,187 and $2,310,657, respectively, in commissions after discounts to dealers under the Distributor's Contract.


                                   CUSTODIAN

         The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 has been selected to serve as the Fund's custodian. In such capacity the custodian will hold or arrange for the holding of all portfolio securities and other assets of the Fund.


                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

         Certain legal matters as to the issuance of the shares offered hereby have been passed upon by Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215. The Fund has selected KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, as independent auditors for the Fund. The financial statements of the Fund included in this Statement of Additional Information have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, given upon the authority of said firm as experts in accounting and auditing.


                             ADDITIONAL INFORMATION

         Shareholders have neither any preemptive rights to subscribe for additional Shares nor any cumulative voting rights.

         The Fund is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Fund.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                              FINANCIAL STATEMENTS


                      CARDINAL GOVERNMENT OBLIGATIONS FUND


                              SEPTEMBER 30, 1995

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                                PRINCIPAL      VALUE
                                 SECURITIES                                      AMOUNT      (NOTE 1)
----------------------------------------------------------------------------    --------     ---------
DIRECT U.S. GOVERNMENT OBLIGATIONS 1.35%
U.S. Treasury Notes, 6.50% maturing 8/15/05.................................    $  2,000     $  2,050
                                                                                --------     ---------
      TOTAL DIRECT U.S. GOVERNMENT OBLIGATIONS..............................       2,000        2,050
                                                                                --------     ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS 99.44%
GNMA I PL Notes, 8.00% maturing 9/15/23 through 8/15/35.....................       4,692        4,757
GNMA I PL Notes, 8.15% maturing 1/15/24.....................................       2,334        2,411
GNMA I PL Notes, 8.25% maturing 11/15/96 through 11/15/34...................      11,903       12,171
GNMA I PL Notes, 8.50% maturing 6/15/22 through 12/15/30....................       8,868        9,223
GNMA I PL Notes, 8.75% maturing 8/15/24 through 4/15/25.....................       3,614        3,777
GNMA I PL Notes, 9.00% maturing 10/15/21 through 12/15/34...................       7,997        8,336
GNMA I PL Notes, 9.25% maturing 3/15/30 through 2/15/33.....................       1,658        1,746
GNMA I PL Notes, 9.50% maturing 1/15/19 through 8/15/22.....................       1,309        1,343
GNMA I PL Notes, 9.75% maturing 12/15/25....................................       1,879        1,981
GNMA I PL Notes, 10.25% maturing 2/15/17 through 12/15/22...................       1,644        1,705
GNMA I PL Notes, 10.50% maturing 7/15/14....................................       1,039        1,080
GNMA I Notes, 8.00% maturing 10/15/24 through 5/15/25.......................       3,880        3,992
GNMA I Notes, 8.50% maturing 5/15/16 through 8/15/17........................      11,463       12,032
GNMA I Notes, 8.75% maturing 12/15/16 through 1/15/25.......................       1,916        2,021
GNMA I Notes, 9.00% maturing 5/15/16 through 4/15/21........................      23,411       24,837
GNMA I Notes, 9.50% maturing 4/15/16 through 3/15/20........................       2,106        2,259
GNMA I Notes, 11.00% maturing 1/15/10 through 6/15/20.......................       6,775        7,605
GNMA II Notes, 9.00% maturing 10/20/15 through 10/20/19.....................      10,629       11,170
GNMA II Notes, 9.50% maturing 1/20/16 through 12/20/22......................       5,331        5,649
GNMA II Notes, 10.00% maturing 1/20/14 through 12/20/21.....................      11,416       12,401
GNMA II Notes, 10.50% maturing 9/20/13 through 9/20/19......................       2,421        2,639
GNMA II Notes, 11.00% maturing 10/20/13 through 1/20/21.....................       2,806        3,074
Fed. Home Loan Mtg. Corp., 7.00% maturing 9/01/10...........................       3,055        3,067
Fed. Home Loan Mtg. Corp., 7.50% maturing 5/01/09 through 6/01/10...........       5,318        5,414
Fed. Home Loan Mtg. Corp., 8.00% maturing 11/01/09 through 7/01/10..........       6,000        6,171
                                                                                --------     ---------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS..............................     143,464      150,861
                                                                                --------     ---------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 0.66%
Fifth Third Bank, 6.25%, dated 9/29/95, due 10/02/95........................       1,000        1,000
                                                                                --------     ---------
      TOTAL REPURCHASE AGREEMENTS...........................................       1,000        1,000
                                                                                --------     ---------
      TOTAL INVESTMENTS (COST $152,787) 101.45%.............................    $146,464     $153,911
                                                                                ========     =========

GNMA -- Government National Mortgage Association
PL -- Project Loan
Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities, at value (cost $152,787)...........................    $ 153,911
Cash..........................................................................          338
Interest receivable...........................................................        1,101
Receivable for Fund shares sold...............................................           23
Other assets..................................................................          112
                                                                                  ---------
          Total assets........................................................      155,485
                                                                                  ---------
LIABILITIES
Payable for investment securities purchased...................................        3,094
Dividends payable.............................................................          405
Payable for Fund shares redeemed..............................................          152
Accrued investment management, accounting and transfer agent fees (note 3)....           83
Other accrued expenses........................................................           40
                                                                                  ---------
          Total liabilities...................................................        3,774
                                                                                  ---------
COMMITMENTS AND CONTINGENCIES (NOTE 4)
NET ASSETS--applicable to 18,543,620 outstanding no par value shares of
  beneficial interest (unlimited number of shares authorized).................    $ 151,711
                                                                                  =========
NET ASSET VALUE PER SHARE.....................................................    $    8.18
                                                                                  =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Interest.........................................................................    $13,679
                                                                                     -------
EXPENSES:
Investment management fees (note 3)..............................................        784
Transfer agent fees and expenses (note 3)........................................        174
Accounting fees (note 3).........................................................         41
                                                                                     -------
            Total affiliated expenses............................................        999
                                                                                     -------
Custodian fees...................................................................         47
Professional fees................................................................         51
Reports to shareholders..........................................................         33
Directors' fees..................................................................         19
Registration fees................................................................          7
Other expenses...................................................................         50
                                                                                     -------
            Total non-affiliated expenses........................................        207
                                                                                     -------
            Total expenses.......................................................      1,206
                                                                                     -------
            Net investment income................................................     12,473
                                                                                     -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 2):
Net realized loss from security transactions.....................................     (4,514)
Increase in unrealized gain on investments.......................................      8,934
                                                                                     -------
            Net realized loss and increase in unrealized gain on investments.....      4,420
                                                                                     -------
            Net increase in net assets from operations...........................    $16,893
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                           1995         1994
                                                                         --------     --------
FROM OPERATIONS:
Net investment income................................................    $ 12,473     $ 14,842
Net realized loss from security transactions.........................      (4,514)      (5,070)
Increase (decrease) in unrealized gain on investments................       8,934      (10,125)
                                                                         --------     --------
     Net increase (decrease) in net assets from operations...........      16,893         (353)
                                                                         --------     --------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Distributions of net investment income ($.64 and $.65 per share,
  respectively)......................................................     (12,572)     (14,708)
                                                                         --------     --------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of Fund shares....................................       5,355       12,690
Net asset value of Fund shares issued in connection with reinvestment
  of distributions to shareholders...................................       7,272        8,662
                                                                         --------     --------
                                                                           12,627       21,352
Cost of Fund shares redeemed.........................................     (34,766)     (45,645)
                                                                         --------     --------
     Decrease in net assets derived from capital share
      transactions...................................................     (22,139)     (24,293)
                                                                         --------     --------
     Net decrease in net assets......................................     (17,818)     (39,354)
NET ASSETS--beginning of period......................................     169,529      208,883
                                                                         --------     --------
NET ASSETS--end of period (overdistributed net investment income of
  $100 and $2, respectively).........................................    $151,711     $169,529
                                                                         =========    =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Government Obligations Fund (the "Fund") is a diversified, open-end investment company created under the laws of Ohio by a Declaration of Trust dated November 15, 1985 and is registered under the Investment Company Act of 1940. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Portfolio securities for which over-the-counter market quotations are readily available are valued at the bid price. If no quotations are available, portfolio securities are valued in good faith by the Board of Trustees of the Fund to reflect their fair value.

Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are recognized as realized gains or losses from security transactions as securities are sold or as principal reductions are received. In determining the net realized gain or loss on securities sold, the cost of the securities has been determined on first-in, first-out (FIFO) cost basis.

Federal Income Taxes -- No provision has been made for Federal taxes on the Fund's income, since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders -- Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly, at net asset value, in additional shares of the Fund.

(2) -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of U.S. government agency obligations (excluding short-term obligations) during the year ended September 30, 1995 aggregated $57,596,492 and $60,730,057, respectively.

As of September 30, 1995, gross unrealized gains and gross unrealized losses on investment securities were $2,136,800 and $1,012,380, respectively; resulting in a net unrealized gain of $1,124,420 on investment securities with a cost basis of $152,786,945.

(3) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Fund, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Fund. CMC has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Fund, CMC will refund to the Fund, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995.
                                                                     (continued)

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

CMC also serves the Fund as transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Fund. For the year ended September 30, 1995 the Fund paid or accrued $174,394 and $40,879 for transfer agent and fund accounting services, respectively.

The Ohio Company, sole shareholder of CMC, acting as distributor for the Fund, reported that it received commissions after discounts to dealers from the sale of shares of the Fund of $147,536 for the year ended September 30, 1995.

(4) -- COMMITMENTS AND CONTINGENCIES

The Fund has an available $5,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Fund. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Fund and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Fund is a deposit of $30,644, for the initial capital of ICI Mutual. The Fund is also committed to provide $91,932 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $61,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Fund's participation in ICI Mutual. This amount is not available for investment.

(5) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of shares of no par value capital stock authorized and the capital amounts were as follows:

Paid in capital....................................................................    $ 173,076,183
Accumulated net realized loss on investments.......................................      (22,389,694)
Unrealized gain on investments.....................................................        1,124,420
Overdistributed net investment income..............................................         (100,238)
                                                                                       -------------
Net assets.........................................................................    $ 151,710,671
                                                                                       =============

For tax purposes, the accumulated net realized loss on investments (capital loss carryforwards) of approximately $22,800,000 expire throughout the next eight years. Approximately $3,800,000 of capital loss carryforwards expired during the year ended September 30, 1995. The Fund will not declare any capital gain distributions until the carryforwards have been offset or expired.

CARDINAL GOVERNMENT OBLIGATIONS FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

Transactions in capital stock were as follows:

                                                                                 YEARS ENDED
                                                                                SEPTEMBER 30,
                                                                         ---------------------------
                                                                            1995            1994
                                                                         -----------     -----------
Shares sold..........................................................        669,572       1,514,461
Shares issued in connection with reinvestment of distributions to
  shareholders.......................................................        908,617       1,045,107
                                                                         -----------     -----------
                                                                           1,578,189       2,559,568
Shares repurchased...................................................     (4,320,495)     (5,478,768)
                                                                         -----------     -----------
Net decrease.........................................................     (2,742,306)     (2,919,200)
Shares outstanding:
Beginning of period..................................................     21,285,926      24,205,126
                                                                         -----------     -----------
End of period........................................................     18,543,620      21,285,926
                                                                          ==========      ==========

(6) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Fund and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Fund to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Fund and TCG. Shareholder approval will be sought and is needed to ratify the transaction.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                             YEARS ENDED SEPTEMBER 30,
                                            ------------------------------------------------------------
                                              1995         1994         1993         1992         1991
                                            --------     --------     --------     --------     --------
Net Asset Value, beginning..............    $   7.96     $   8.63     $   8.95     $   8.99     $   8.71
                                            --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.................        0.64         0.66         0.74         0.80         0.81
  Net realized and unrealized gains
     (losses) on securities.............        0.22        (0.68)       (0.32)       (0.04)        0.28
                                            --------     --------     --------     --------     --------
Total from investment operations........        0.86        (0.02)        0.42         0.76         1.09
                                            --------     --------     --------     --------     --------
Less distributions:
  Dividends.............................       (0.64)       (0.65)       (0.74)       (0.80)       (0.81)
                                            --------     --------     --------     --------     --------
Net Asset Value, ending.................    $   8.18     $   7.96     $   8.63     $   8.95     $   8.99
                                            =========    =========    =========    =========    =========
Ratios/Supplemental Data:
Total return............................       11.27%       (0.27%)       4.83%        8.87%       13.07%
                                            =========    =========    =========    =========    =========
Net assets, ending (000)................    $151,711     $169,529     $208,883     $172,139     $128,569
                                            =========    =========    =========    =========    =========
Ratio of expenses to average net
  assets................................        0.76%        0.75%        0.73%        0.76%        0.76%
                                            =========    =========    =========    =========    =========
Ratio of net investment income to
  average net assets....................        7.93%        7.88%        8.32%        8.89%        9.20%
                                            =========    =========    =========    =========    =========
Portfolio turnover rate.................       36.71%       21.95%       24.94%       17.15%       34.81%
                                            =========    =========    =========    =========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Government Obligations Fund:

We have audited the accompanying statement of assets and liabilities of Cardinal Government Obligations Fund (the Fund), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Government Obligations Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

                             Registration Statement
                                       of
                     CARDINAL GOVERNMENT OBLIGATIONS FUND
                                       on
                                   Form N-1A


PART C.  OTHER INFORMATION

Item 24.         Financial Statements and Exhibits
                 ----------------------------------

                 (a)      Financial Statements
                          Included in Part A:
                             --Financial Highlights
                          Included in Part B:
                             --Statement of Investments
                                           September 30, 1995
                             --Statement of Net Assets
                                           September 30, 1995
                             --Statement of Operations
                                           for the year ended September 30, 1995
                             --Statements of Changes in Net Assets
                                           for the years ended
                                           September 30, 1995 and 1994
                             --Notes to Financial Statements
                                           September 30, 1995
                             --Independent Auditors' Report
                                           dated November 17, 1995


                          All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

                 (b)      Exhibits


                 (10) Opinion of Counsel with respect to Shares of Registrant being registered pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

                 (11)             Consent of KPMG Peat Marwick LLP

                 (17)             Financial Data Schedule

                 (19) (a)         Powers of Attorney of Frank W.
                                  Siegel, H. Keith Allen, Gordon B.
                                  Carson, John B. Gerlach, Jr.,
                                  Michael J. Knilans, James I. Luck,
                                  David L. Nelson, C.A. Peterson,
                                  Frank W. Siegel, Joseph H.
                                  Stegmayer, Lawrence H. Rogers II and
                                  James M. Schrack, II.

                      (b)         Consent of Baker & Hostetler

Item 25.         Persons Controlled or Under Common Control With Registrant
                 ----------------------------------------------------------

                 None

Item 26.         Number of Holders of Securities
                 -------------------------------


         The following table sets forth as of January 11, 1996, the number of record holders of Shares of Registrant:

                                                                                Number of
                          Title of Class                                     Record Holders
           ---------------------------------------                           --------------
          Shares of Beneficial Interest                                       6,448


Item 28.         Business and Other Connections of Investment Adviser:
                 -----------------------------------------------------


         Information with respect to Cardinal Management Corp. and its officers and directors as set forth under the captions "WHO MANAGES MY INVESTMENT IN THE FUND?" contained in Prospectus and "MANAGEMENT OF THE FUND" and "THE ADVISER" contained in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.


         To the knowledge of Registrant, none of the directors or officers of Cardinal Management Corp., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Cardinal Management Corp. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.


  Officer or Director
      of Cardinal                  Name and Address                             Nature of
    Management Corp.               of Business                                  Connection
  -------------------              ----------------                             ----------
    H. Keith Allen                 The Ohio Company                             Chief Operating Officer,
                                   155 East Broad Street                        Secretary/
                                   Columbus, Ohio  43215                        Treasurer and
                                                                                Director

                                   Ad Management Corp.                          Secretary/Treasurer and
                                   155 East Broad Street                        Director
                                   Columbus, Ohio 43215

                                   Cardinal Financial                           Secretary/Treasurer and
                                   Management Corp.                             Director
                                   155 East Broad Street
                                   Columbus, Ohio  43215



                                      2-C

    H. Keith Allen                 Midwest Parking, Inc.                        Secretary/Treasurer
    (continued)                    155 East Broad Street                        and Director
                                   Columbus, Ohio  43215

                                   Insurance Ohio Company                       Secretary/Treasurer and
                                   Agency                                       Director
                                   55 East Broad Street
                                   Columbus, Ohio 43215

                                   Ohio Equities Inc.                           Secretary/Treasurer
                                   395 East Broad Street                        and Director
                                   Columbus, Ohio  43215

                                   The Cardinal Fund Inc.                       Chairman and
                                   155 East Broad Street                        Director
                                   Columbus, Ohio  43215

                                   Cardinal Tax Exempt                          Chairman and Trustee
                                   Money Trust
                                   155 East Broad Street
                                   Columbus, Ohio  43215

                                   Cardinal Government                          Chairman and Trustee
                                   Obligations Fund
                                   155 East Broad Street
                                   Columbus, Ohio  43215

                                   Cardinal Government Securities Trust         Chairman and Trustee
                                   155 East Broad Street
                                   Columbus, Ohio  43215

                                   The Cardinal Group                           Chairman and Trustee
                                   155 East Broad Street
                                   Columbus, Ohio  43215

    Frank W. Siegel                The Ohio Company                             Senior Vice President
                                   155 East Broad Street
                                   Columbus, Ohio 43215

                                   The Cardinal Fund Inc.                       President and
                                   155 East Broad Street                        Director
                                   Columbus, Ohio 43215

                                   Cardinal Tax Exempt                          President and Trustee
                                   Money Trust
                                   155 East Broad Street
                                   Columbus, Ohio  43215

                                   Cardinal Government                          President and Trustee
                                   Obligations Fund
                                   155 East Broad Street
                                   Columbus, Ohio  43215

                                   Cardinal Government Securities Trust         President and Trustee
                                   155 East Broad Street
                                   Columbus, Ohio  43215

                                   The Cardinal Group                           President and Trustee
                                   155 East Broad Street
                                   Columbus, Ohio  43215


                                             3-C

                                   Keystone Group                               Vice President
                                   200 Berkeley Street
                                   Boston, Massachusetts 02116

                                   Trust Advisory Group                         Senior Vice President
                                   1 Morningstar Drive North
                                   Westport, Connecticut 06880


Item 29.         Principal Underwriters
                 ----------------------

         (a) The Ohio Company acts as principal underwriter for Registrant. The Ohio Company is also the principal underwriter of The Cardinal Fund Inc., Cardinal Government Securities Trust, Cardinal Tax Exempt Money Trust, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund and is the investment adviser of The Cardinal Fund Inc. Cardinal Management Corp., a wholly owned subsidiary of The Ohio Company, is the investment adviser of Cardinal Tax Exempt Money Trust, Cardinal Government Securities Trust, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. The Ohio Company also acts as Sponsor of Cardinal Tax-Exempt Bond Trust, First through Thirty-Fifth Series (there is no Thirteenth Series of this Trust) and as Sponsor of Cardinal GNMA Trust, First, Second and Third Series. The Ohio Company participates as a member of various underwriting and selling groups and as agent of other investment companies. It executes orders for the purchase and sale of securities of investment companies and, from time to time, sells securities to such companies in its capacity as a broker-dealer in securities.

         (b) The Officers and Directors of The Ohio Company and their positions with Registrant are as follows:


   Name and Principal                  Position and Offices                      Positions and Offices
   Business Address                    with Underwriter                          with Registrant
   ------------------                  --------------------                      ---------------------
   John F. Wolfe                       Chairman of the Board, President and
   34 South Third Street               Chief Executive Officer and Director
   Columbus, Ohio 43215

   William C. Wolfe                    Director
   155 East Broad Street
   Columbus, Ohio 43215

   H. Keith Allen                      Chief Operating Officer, Secretary,       Chairman and Trustee,
   155 East Broad Street               Treasurer and Director                    Member of Ex-ecutive and
   Columbus, Ohio 43215                                                          Nominating Committees

   John P. Campbell                    Senior Executive Vice President and
   155 East Broad Street               Director
   Columbus, Ohio 43215

   Daniel A. Fronk                     Senior Executive Vice
   155 East Broad Street               President and Director
   Columbus, Ohio 43215

   Curtis E. Stumpf                    Senior Executive Vice
   155 East Broad Street               President, Director and General Sales
   Columbus, Ohio 43215                Manager



                                                 4-C

   Martin H. Vogtsberger               Senior Executive Vice President and
   155 East Broad Street               Director
   Columbus, Ohio 43215

   Thomas A. Brownfield                Senior Vice President
   155 East Broad Street
   Columbus, Ohio 43215

   James A. Francis                    Senior Vice President/ Compliance
   155 East Broad Street
   Columbus, Ohio 43215

   Jerry L. Greene                     Senior Vice President/
   155 East Broad Street               Accounting
   Columbus, Ohio 43215

   Kenneth S. Koralewski               Senior Vice President & Manager,
   155 East Broad Street               Municipal Syndicate & Trading
   Columbus, Ohio 43215

   Curtis D. Milner                    Senior Vice President
   155 East Broad Street
   Columbus, Ohio 43215

   Frank W. Siegel                     Senior Vice President                     President and Trustee
   155 East Broad Street
   Columbus, Ohio 43215

   Thomas G. Terry                     Senior Vice President/OTC
   155 East Broad Street               Trading
   Columbus, Ohio 43215

   George E. Tootle, Jr.               Senior Vice President/
   155 East Broad Street               Operations
   Columbus, Ohio 43215

   G. Douglas Voelz                    Senior Vice President
   155 East Broad Street
   Columbus, Ohio 43215

   John C. Adams                       Vice President/Public
   155 East Broad Street               Finance-Negotiated
   Columbus, Ohio 43215

   William N. Anderson                 Vice President/NYSE
   155 East Broad Street               Floor Broker
   Columbus, Ohio 43215

   Gary E. Baird                       Vice President/Sales
   155 East Broad Street
   Columbus, Ohio 43215

   John Bevilacqua                     Vice President/ Asset Management
   155 East Broad Street
   Columbus, Ohio 43215

   John R. Carle                       Vice President/Cardinal
   155 East Broad Street               Government Obligations Fund
   Columbus, Ohio 43215


                                      5-C

   Name and Principal                  Position and Offices                      Positions and Offices
   Business Address                    with Underwriter                          with Registrant
   ------------------                  --------------------                      ---------------------
   Mark R. Chambers                    Vice President/Public
   155 East Broad Street               Finance-Negotiated
   Columbus, Ohio 43215

   G. John Cooper                      Vice President/Public
   155 East Broad Street               Finance-Negotiated
   Columbus, Ohio 43215

   Robert A. Corea                     Vice President/Corporate
   155 East Broad Street               Finance
   Columbus, Ohio 43215

   Albert W. Erickson, III             Vice President/Public
   155 East Broad Street               Finance-Negotiated
   Columbus, Ohio 43215

   Michael Goodman                     Vice President/Muni-
   155 East Broad Street               cipal Trading
   Columbus, Ohio 43215

   Douglas W. Hindenlang               Vice President/OTC Trading
   155 East Broad Street
   Columbus, Ohio 43215

   Mark E. Koprucki                    Vice President/Research
   155 East Broad Street
   Columbus, Ohio 43215

   Elwood W. Lewis                     Vice President/Asset
   155 East Broad Street               Management
   Columbus, Ohio 43215

   Barry G. McMahon                    Vice President/Asset Management
   155 East Broad Street
   Columbus, Ohio 43215

   John R. Merrell                     Vice President/Sales
   155 East Broad Street
   Columbus, Ohio 43215

   Thomas E. Murphy                    Vice President/Corporate
   155 East Broad Street               Finance
   Columbus, Ohio 43215

   C. Thomas Pfister                   Vice President/Public
   155 East Broad Street               Finance-Negotiated
   Columbus, Ohio 43215

   Larry J. Rapp                       Vice President/Manager,
   155 East Broad Street               Technical Services
   Columbus, Ohio 43215





                                      6-C

   Name and Principal                  Position and Offices                      Positions and Offices
   Business Address                    with Underwriter                          with Registrant
   ------------------                  --------------------                      ---------------------
   Kara L. Rider                       Vice President/Muni-
   155 East Broad Street               cipal Trading
   Columbus, Ohio 43215

   James M. Schrack II                 Vice President                            Treasurer
   155 East Broad Street
   Columbus, Ohio 43215

   Richard H. Stillman                 Vice President/Public
   155 East Broad Street               Finance-Negotiated
   Columbus, Ohio 43215

   Michael S. Tedesco                  Vice President/Municipal
   155 East Broad Street               Trading
   Columbus, Ohio 43215

   James W. Trapp                      Vice President/Sales
   155 East Broad Street
   Columbus, Ohio 43215

   William T. Weldon                   Vice President/Operations
   155 East Broad Street
   Columbus, Ohio 43215

   David C. Will                       Vice President/Asset
   155 East Broad Street               Management
   Columbus, Ohio 43215

   Rodney A. Yeager                    Vice President/Telecommunications
   155 East Broad Street
   Columbus, Ohio 43215

   Mark E. Backes                      Assistant Vice President/ Operations
   155 East Broad Street
   Columbus, Ohio 43215

   Roger W. Butler                     Assistant Vice President/ Compliance
   155 East Broad Street
   Columbus, Ohio 43215

   James W. Carey                      Assistant Vice President/ Corporate
   155 East Broad Street               Finance
   Columbus, Ohio 43215

   Scott E. Decker                     Assistant Vice President/ Trust-
   155 East Broad Street               Internal Auditor
   Columbus, Ohio 43215

   William J. Denehy                   Assistant Vice President/ Corporate
   155 East Broad Street               Bond Trading
   Columbus, Ohio 43215

   David G. Duncan                     Assistant Vice President/ Syndicate
   155 East Broad Street
   Columbus, Ohio 43215



                                      7-C

   Name and Principal                  Position and Offices                      Positions and Offices
   Business Address                    with Underwriter                          with Registrant
   ------------------                  --------------------                      ---------------------
   Carolyn A. Garner                   Assistant Vice President
   155 East Broad Street
   Columbus, Ohio 43215

   Charles H. Graves, Sr.              Assistant Vice President/ Sales
   155 East Broad Street
   Columbus, Ohio 43215

   Ronald G. Hall                      Assistant Vice President/ Operations
   155 East Broad Street
   Columbus, Ohio 43215

   Helen J. Huntington                 Assistant Vice President/ Operations
   155 East Broad Street
   Columbus, Ohio 43215

   Jon P. Jones                        Assistant Vice President/ Municipal
   155 East Broad Street               Trading
   Columbus, Ohio 43215

   Donna M. Knapp                      Assistant Vice President/ Operations
   155 East Broad Street
   Columbus, Ohio 43215

   Lawrence W. Landenberger            Assistant Vice President/ Operations
   155 East Broad Street
   Columbus, Ohio 43215

   Matthew E. Lee                      Assistant Vice President/ Trading
   155 East Broad Street
   Columbus, Ohio 43215

   Virginia L. McCargish               Assistant Vice President/ Operations
   155 East Broad Street
   Columbus, Ohio 43215

   Kevin P. Morrow                     Assistant Vice President/ Research
   155 East Broad Street
   Columbus, Ohio 43215

   Richard D. Oltean                   Assistant Vice President/ Trust-
   155 East Broad Street               Qualified Plans
   Columbus, Ohio 43215

   Mark Ostroske                       Assistant Vice President/ Asset
   155 East Broad Street               Management
   Columbus, Ohio 43215




                                      8-C

   Name and Principal                  Position and Offices                      Positions and Offices
   Business Address                    with Underwriter                          with Registrant
   ------------------                  --------------------                      ---------------------
   E. Eugene Robinson                  Assistant Vice President/ Research
   155 East Broad Street
   Columbus, Ohio 43215

   Michael C. Roney                    Assistant Vice President/ Asset
   155 East Broad Street               Management
   Columbus, Ohio 43215

   David A. Seely, Jr.                 Assistant Vice President/ Operations
   155 East Broad Street
   Columbus, Ohio 43215

   Susan H. Shaw                       Assistant Vice President/ National
   155 East Broad Street               Syndicate
   Columbus, Ohio 43215

   Ronald J. Trubinsky                 Assistant Vice President/ Corporate
   155 East Broad Street               Bond Trading
   Columbus, Ohio 43215

   Douglas J. Walouke                  Assistant Vice President/ Corporate
   155 East Broad Street               Bond Trading
   Columbus, Ohio 43215

   Richard J. Wayman                   Assistant Vice President/ Research
   155 East Broad Street
   Columbus, Ohio 43215

   Lori A. Wells                       Assistant Vice President/ Technical
   155 East Broad Street               Services
   Columbus, Ohio 43215




Item 30.      Location of Accounts and Records
              --------------------------------

              (1) Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215 (records relating to its functions as investment adviser and manager, Declaration of Trust, By-Laws and Minute Books).

              (2) The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215 (records relating to its function as distributor).

              (3) Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215 (records relating to its functions as dividend and transfer agent and fund accountant).

              (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).


                                      9-C

Item 31.      Management Services
              -------------------
              None.

Item 32.      Undertakings
              ------------
              None.





                                     10-C

                                   SIGNATURES
                                   ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 17th day of January, 1996. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

                                        CARDINAL GOVERNMENT OBLIGATIONS FUND



                                        By /s/  Frank W. Siegel
                                           -------------------------------------
                                                Frank W. Siegel, President


                                     11-C

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                      Title                                 Date
       ---------                      -----                                 ----
 /s/*H. Keith Allen             Chairman and Trustee                   January 17, 1996
--------------------------
       H. Keith Allen

 /s/*Gordon B. Carson           Trustee                                January 17, 1996
--------------------------
       Gordon B. Carson

 /s/*John B. Gerlach, Jr.       Trustee                                January 17, 1996
--------------------------
     John B. Gerlach, Jr.

 /s/*Michael J. Knilans         Trustee                                January 17, 1996
--------------------------
       Michael J. Knilans

 /s/*James I. Luck              Trustee                                January 17, 1996
--------------------------
     James I. Luck

 /s/*David L. Nelson            Trustee                                January 17, 1996
--------------------------
       David L. Nelson

 /s/*C. A. Peterson             Trustee                                January 17, 1996
--------------------------
     C. A. Peterson

 /s/*Lawrence H. Rogers II      Trustee                                January 17, 1996
--------------------------
     Lawrence H. Rogers II

 /s/*Joseph H. Stegmayer        Trustee                                January 17, 1996
--------------------------
     Joseph H. Stegmayer

 /s/ Frank W. Siegel            President (Principal                   January 17, 1996
--------------------------      Executive Officer)
       Frank W. Siegel

 /s/ James M. Schrack II        Treasurer (Principal                   January 17, 1996
--------------------------      Financial and Accounting
     James M. Schrack II        Officer)


*By/s/ James M. Schrack II                                             January 17, 1996
   -----------------------
         James M. Schrack II
         Attorney-in-Fact



                                     12-C

                                 EXHIBIT INDEX


  Exhibit No.                                        Description                                 Page
  -----------                                ----------------------------                        ----
   (10)                               Opinion of Counsel with respect to Shares
                                      of Registrant being registered pursuant
                                      to Section 24(e)(1) of the Investment
                                      Act of 1940

   (11)                               Consent of KPMG Peat Marwick LLP

   (17)                               Financial Data Schedule

   (19)(a)                            Powers of Attorney of Frank W. Siegel,
                                      H. Keith Allen, Gordon B. Carson,
                                      John B. Gerlach, Jr., Michael J. Knilans,
                                      James I. Luck, David L. Nelson, C.A. Peterson,
                                      Frank W. Siegel, Joseph H. Stegmayer,
                                      Lawrence H. Rogers II and James M. Schrack, II.

       (b)                            Consent of Baker & Hostetler



                                     13-C

    As filed with the Securities and Exchange Commission January 19, 1996

                                              1933 Act Registration No. 33-1613
                                                     1940 Act File No. 811-4475




                                 EXHIBITS TO




                                  FORM N-1A




            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / x /
                        Post-Effective Amendment No. 12                / x /

                                      and

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                     / x /

                                Amendment No. 13                      / x /


                     Cardinal Government Obligations Fund
              (Exact Name of Registrant as Specified in Charter)



                             155 East Broad Street
                             Columbus, Ohio  43215
                   (Address of Principal Executive Offices)


                        Registrant's Telephone Number:
                                (614) 464-5511